Beck, Mack & Oliver Global Fund
Beck, Mack & Oliver Global Fund

Effective August 1, 2014, the name of the Fund will be changed to the Beck, Mack & Oliver International Fund.

Effective August 1, 2014, the first three paragprahs of the current "Principal Investment Strategies" section beginning on page 1 and the "Additional Information Regarding Principal Investment Strategies" section beginning on page 14 of the Prospectus will be deleted in their entirety and replaced with the following:

The Fund invests primarily in the equity securities of non-U.S. companies of any size, including those located in emerging markets. For the purposes of this policy, equity securities include common stock, sponsored American Depositary Receipts ("ADRs") and securities convertible into common stock. The Adviser focuses on those equity securities that the Adviser believes have above average earnings or revenue growth and/or potential price appreciation. The Fund also invests in companies that the Adviser believes are experiencing growth, but whose growth the Adviser believes has not been recognized by the market.

The Fund limits its investments in any one country to 25% of its total assets. The Fund may also invest in pooled investment vehicles, including private equity funds and investment companies that the Adviser believes provide similar earnings, revenue or growth potential as the equity securities in which the Fund principally invests.

From time to time the Fund may hedge its foregin currency exposure versus the U.S. dollar by employing forward currency contracts. The Fund may do so when the Adviser believes the Fund's exposure to a foreign currency will detract the value of an investment, as measured in U.S. dollars, because the Adviser anticipates the relevant foreign currency may depreciate relative to the U.S. dollar.

Effective August 1, 2014, the MSCI All Country World Index ex United States ("MSCI ACWI ex US") will become the Fund's primary benchmark. The Fund's current primary benchmark is the MSCI World Index. The Fund is changing its primary benchmark because the Adviser believes the MSCI ACWI ex US is the best comparative representation to the Fund's portfolio based on a number of factors, including the current orientation of the portfolio toward non-U.S. securities and the intention to remain focused primarily on non-U.S. markets going forward. Also, the MSCI ACWI ex US encompasses emerging markets, unlike the MSCI World Index, and over the last five years has become the index standard for international mutual funds where exposure includes both developed and developing markets.

Principal Investment Strategies

The Fund invests primarily in equity securities, including common stock, sponsored American Depositary Receipts ("ADRs") and securities convertible into common stock, of companies of any size based in the U.S. and worldwide. The Adviser focuses on those equity securities that the Adviser believes have above average earnings or revenue growth and/or potential price appreciation. The Fund also invests in companies that the Adviser believes are experiencing growth but whose growth the Adviser believes has not been recognized by the market.

In addition, under normal circumstances, the Fund invests at least 40% of the value of its net assets and borrowings for investment purposes in equity securities, consisting of common stock, ADRs and securities convertible into common stock, of non-U.S. companies. Currently, the Fund limits its investments in any one country to 25% of its total assets. This limitation does not apply to the securities of U.S. issuers. The Fund may also invest in pooled investment vehicles, including private equity funds and investment companies, that the Adviser believes provide similar earnings, revenue or growth potential as the equity securities in which the Fund principally invests.

From time to time, the Fund may hedge its foreign currency exposure versus the U.S. dollar by employing forward foreign currency contracts. The Fund may do so when the Adviser believes the Fund's exposure to a foreign currency will detract from the value of an investment, as measured in U.S. dollars, because the Adviser anticipates the relevant foreign currency may depreciate relative to the U.S. dollar.

The Adviser relies primarily on fundamental analyses to identify companies, sectors and industries that, in its judgment, are undervalued relative to their potential and whose growth should exceed that anticipated by the market. The Adviser also studies political and economic developments in foreign countries in order to determine which countries may offer the best investment opportunities. The Adviser seeks to purchase the securities of well-managed companies at prices that are below intrinsic value. In addition, the Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Adviser's Process does not identify other appropriate investments for the Fund.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Unsponsored ADRs involve additional risks.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities investment value.

Currency Exchange Rate Risk. Changes in currency exchange rates may affect the U.S. dollar value of the Fund's investments. Currency exchange rates can be very volatile, changing quickly and unpredictably. Therefore, the value of an investment in the Fund may also change quickly and unpredictably.

Currency Hedging Risk. Although the Fund may attempt to minimize the impact on the value of Fund shares of changes in the value of foreign currencies against the U.S. dollar, these strategies may not be successful. In addition, the Fund's exposure to foreign currencies may not be fully hedged at all times.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Forward Foreign Currency Contract Risk. Entering into forward foreign currency contracts will generate profits or losses for the Fund based on movements in the currencies in which the contracts are denominated. Forward contracts are subject to counterparty risk.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer's condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Holding Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest in is rapidly rising.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Pooled Investment Vehicle Risk.Pooled investment vehicles in which the Fund may invest may charge fees, and such fees may be more than the Fund would pay if the manager of the pooled vehicle managed the Fund's assets directly.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Small and Mid Capitalization Company Risk. The Fund's investments in small and mid capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund's shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.